Distribution Date:	10/18/21	BBCMS Mortgage Trust 2020-C8
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2020-C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Daniel Vinson		daniel.vinson@barclays.com
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue, | New York, NY 10019
		Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Additional Information	6
			Executive Vice President - Division Head	(913) 253-9001
Bond / Collateral Reconciliation - Cash Flows	7
			10851 Mastin Street,Suite 700 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		Heather Bennett and Job Warshaw		lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	14-15		1601 Washington Avenue, Suite 700, | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	16-17	Special Servicer	Wells Fargo Bank, National Association
Principal Prepayment Detail	18		Dan Marthinsen	(704) 715-0055	dan.marthinsen@wellsfargo.com
Historical Detail	19		Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Delinquency Loan Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	22		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	23	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Modified Loan Detail	24		BBCMS 2020-C8 Transaction Manager		notices@pentalphasurveillance.com
Historical Liquidated Loan Detail	25		375 N. French Road, Suite 100, | Amherst, NY 14228
Historical Bond / Collateral Loss Reconciliation Detail	26	Directing Certificateholder	LNR Securities Holdings, LLC
Interest Shortfall Detail - Collateral Level	27		-
Supplemental Notes	28		, | ,
		Trustee	Wilmington Trust, National Association
			General Contact	(302) 636-4140
			1100 North Market St., | Wilmington, DE 19890

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	05552AAY4	0.601000%	15,340,000.00	13,685,739.35	164,808.24	6,854.27	0.00	0.00	171,662.51	13,520,931.11	30.08%	30.00%
A-3	05552ABA5	1.617000%	92,700,000.00	92,700,000.00	0.00	124,913.25	0.00	0.00	124,913.25	92,700,000.00	30.08%	30.00%
A-4	05552ABB3	1.771000%	138,312,000.00	138,312,000.00	0.00	204,125.46	0.00	0.00	204,125.46	138,312,000.00	30.08%	30.00%
A-5	05552ABC1	2.040000%	213,188,000.00	213,188,000.00	0.00	362,419.60	0.00	0.00	362,419.60	213,188,000.00	30.08%	30.00%
A-SB	05552AAZ1	1.867000%	30,631,000.00	30,631,000.00	0.00	47,656.73	0.00	0.00	47,656.73	30,631,000.00	30.08%	30.00%
A-S	05552ABD9	2.398000%	64,772,000.00	64,772,000.00	0.00	129,436.05	0.00	0.00	129,436.05	64,772,000.00	20.80%	20.75%
B	05552ABE7	2.499000%	29,761,000.00	29,761,000.00	0.00	61,977.28	0.00	0.00	61,977.28	29,761,000.00	16.54%	16.50%
C	05552ABF4	3.358000%	30,636,000.00	30,636,000.00	0.00	85,729.74	0.00	0.00	85,729.74	30,636,000.00	12.16%	12.12%
D	05552AAA6	2.250000%	18,381,000.00	18,381,000.00	0.00	34,464.38	0.00	0.00	34,464.38	18,381,000.00	9.52%	9.50%
E	05552AAC2	2.250000%	15,755,000.00	15,755,000.00	0.00	29,540.63	0.00	0.00	29,540.63	15,755,000.00	7.27%	7.25%
F	05552AAE8	2.000000%	8,753,000.00	8,753,000.00	0.00	14,588.33	0.00	0.00	14,588.33	8,753,000.00	6.02%	6.00%
G	05552AAG3	2.000000%	8,754,000.00	8,754,000.00	0.00	14,590.00	0.00	0.00	14,590.00	8,754,000.00	4.76%	4.75%
H	05552AAJ7	2.000000%	7,877,000.00	7,877,000.00	0.00	13,128.33	0.00	0.00	13,128.33	7,877,000.00	3.63%	3.63%
J-RR	05552AAL2	3.680367%	10,504,000.00	10,504,000.00	0.00	32,215.48	0.00	0.00	32,215.48	10,504,000.00	2.13%	2.13%
K-RR*	05552AAN8	3.680367%	14,880,660.00	14,880,660.00	0.00	45,628.02	0.00	0.00	45,628.02	14,880,660.00	0.00%	0.00%
R	05552AAX6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05552AAV0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			700,244,660.00	698,590,399.35	164,808.24	1,207,267.55	0.00	0.00	1,372,075.79	698,425,591.11

Notional Certificates
X-A	05552ABG2	1.847956%	490,171,000.00	488,516,739.35	0.00	752,297.94	0.00	0.00	752,297.94	488,351,931.11
X-B	05552ABH0	1.023385%	125,169,000.00	125,169,000.00	0.00	106,746.77	0.00	0.00	106,746.77	125,169,000.00
X-D	05552ABJ6	1.430367%	34,136,000.00	34,136,000.00	0.00	40,689.16	0.00	0.00	40,689.16	34,136,000.00
X-FG	05552AAQ1	1.680367%	17,507,000.00	17,507,000.00	0.00	24,515.15	0.00	0.00	24,515.15	17,507,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-H	05552AAS7	1.680367%	7,877,000.00	7,877,000.00	0.00	11,030.21	0.00	0.00	11,030.21	7,877,000.00
Notional SubTotal			674,860,000.00	673,205,739.35	0.00	935,279.23	0.00	0.00	935,279.23	673,040,931.11

Deal Distribution Total					164,808.24	2,142,546.78	0.00	0.00	2,307,355.02

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05552AAY4	892.16032269	10.74369231	0.44682334	0.00000000	0.00000000	0.00000000	0.00000000	11.19051565	881.41663038
A-3	05552ABA5	1,000.00000000	0.00000000	1.34750000	0.00000000	0.00000000	0.00000000	0.00000000	1.34750000	1,000.00000000
A-4	05552ABB3	1,000.00000000	0.00000000	1.47583333	0.00000000	0.00000000	0.00000000	0.00000000	1.47583333	1,000.00000000
A-5	05552ABC1	1,000.00000000	0.00000000	1.70000000	0.00000000	0.00000000	0.00000000	0.00000000	1.70000000	1,000.00000000
A-SB	05552AAZ1	1,000.00000000	0.00000000	1.55583331	0.00000000	0.00000000	0.00000000	0.00000000	1.55583331	1,000.00000000
A-S	05552ABD9	1,000.00000000	0.00000000	1.99833338	0.00000000	0.00000000	0.00000000	0.00000000	1.99833338	1,000.00000000
B	05552ABE7	1,000.00000000	0.00000000	2.08249992	0.00000000	0.00000000	0.00000000	0.00000000	2.08249992	1,000.00000000
C	05552ABF4	1,000.00000000	0.00000000	2.79833333	0.00000000	0.00000000	0.00000000	0.00000000	2.79833333	1,000.00000000
D	05552AAA6	1,000.00000000	0.00000000	1.87500027	0.00000000	0.00000000	0.00000000	0.00000000	1.87500027	1,000.00000000
E	05552AAC2	1,000.00000000	0.00000000	1.87500032	0.00000000	0.00000000	0.00000000	0.00000000	1.87500032	1,000.00000000
F	05552AAE8	1,000.00000000	0.00000000	1.66666629	0.00000000	0.00000000	0.00000000	0.00000000	1.66666629	1,000.00000000
G	05552AAG3	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
H	05552AAJ7	1,000.00000000	0.00000000	1.66666624	0.00000000	0.00000000	0.00000000	0.00000000	1.66666624	1,000.00000000
J-RR	05552AAL2	1,000.00000000	0.00000000	3.06697258	0.00000000	0.00000000	0.00000000	0.00000000	3.06697258	1,000.00000000
K-RR	05552AAN8	1,000.00000000	0.00000000	3.06626319	0.00070897	0.04282203	0.00000000	0.00000000	3.06626319	1,000.00000000
R	05552AAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05552AAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05552ABG2	996.62513562	0.00000000	1.53476632	0.00000000	0.00000000	0.00000000	0.00000000	1.53476632	996.28890961
X-B	05552ABH0	1,000.00000000	0.00000000	0.85282115	0.00000000	0.00000000	0.00000000	0.00000000	0.85282115	1,000.00000000
X-D	05552ABJ6	1,000.00000000	0.00000000	1.19197211	0.00000000	0.00000000	0.00000000	0.00000000	1.19197211	1,000.00000000
X-FG	05552AAQ1	1,000.00000000	0.00000000	1.40030559	0.00000000	0.00000000	0.00000000	0.00000000	1.40030559	1,000.00000000
X-H	05552AAS7	1,000.00000000	0.00000000	1.40030595	0.00000000	0.00000000	0.00000000	0.00000000	1.40030595	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	6,854.27	0.00	6,854.27	0.00	0.00	0.00	6,854.27	0.00
A-3	09/01/21 - 09/30/21	30	0.00	124,913.25	0.00	124,913.25	0.00	0.00	0.00	124,913.25	0.00
A-4	09/01/21 - 09/30/21	30	0.00	204,125.46	0.00	204,125.46	0.00	0.00	0.00	204,125.46	0.00
A-5	09/01/21 - 09/30/21	30	0.00	362,419.60	0.00	362,419.60	0.00	0.00	0.00	362,419.60	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	47,656.73	0.00	47,656.73	0.00	0.00	0.00	47,656.73	0.00
X-A	09/01/21 - 09/30/21	30	0.00	752,297.94	0.00	752,297.94	0.00	0.00	0.00	752,297.94	0.00
X-B	09/01/21 - 09/30/21	30	0.00	106,746.77	0.00	106,746.77	0.00	0.00	0.00	106,746.77	0.00
X-D	09/01/21 - 09/30/21	30	0.00	40,689.16	0.00	40,689.16	0.00	0.00	0.00	40,689.16	0.00
X-FG	09/01/21 - 09/30/21	30	0.00	24,515.15	0.00	24,515.15	0.00	0.00	0.00	24,515.15	0.00
X-H	09/01/21 - 09/30/21	30	0.00	11,030.21	0.00	11,030.21	0.00	0.00	0.00	11,030.21	0.00
A-S	09/01/21 - 09/30/21	30	0.00	129,436.05	0.00	129,436.05	0.00	0.00	0.00	129,436.05	0.00
B	09/01/21 - 09/30/21	30	0.00	61,977.28	0.00	61,977.28	0.00	0.00	0.00	61,977.28	0.00
C	09/01/21 - 09/30/21	30	0.00	85,729.74	0.00	85,729.74	0.00	0.00	0.00	85,729.74	0.00
D	09/01/21 - 09/30/21	30	0.00	34,464.38	0.00	34,464.38	0.00	0.00	0.00	34,464.38	0.00
E	09/01/21 - 09/30/21	30	0.00	29,540.63	0.00	29,540.63	0.00	0.00	0.00	29,540.63	0.00
F	09/01/21 - 09/30/21	30	0.00	14,588.33	0.00	14,588.33	0.00	0.00	0.00	14,588.33	0.00
G	09/01/21 - 09/30/21	30	0.00	14,590.00	0.00	14,590.00	0.00	0.00	0.00	14,590.00	0.00
H	09/01/21 - 09/30/21	30	0.00	13,128.33	0.00	13,128.33	0.00	0.00	0.00	13,128.33	0.00
J-RR	09/01/21 - 09/30/21	30	0.00	32,215.48	0.00	32,215.48	0.00	0.00	0.00	32,215.48	0.00
K-RR	09/01/21 - 09/30/21	30	624.75	45,638.57	0.00	45,638.57	10.55	0.00	0.00	45,628.02	637.22
Totals			624.75	2,142,557.33	0.00	2,142,557.33	10.55	0.00	0.00	2,142,546.78	637.22

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	2,307,355.02
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,155,458.42	Master Servicing Fee	5,130.48
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,904.17
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	291.08
ARD Interest	0.00	Operating Advisor Fee	1,110.73
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	174.65
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,155,458.42	Total Fees	12,901.10

Principal		Expenses/Reimbursements
Scheduled Principal	164,808.24	Reimbursement for Interest on Advances	10.55
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	164,808.24	Total Expenses/Reimbursements	10.55

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,142,546.78
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	164,808.24
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,307,355.02
Total Funds Collected	2,320,266.66	Total Funds Distributed	2,320,266.67

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	698,590,399.66	698,590,399.66	Beginning Certificate Balance	698,590,399.35
(-) Scheduled Principal Collections	164,808.24	164,808.24	(-) Principal Distributions	164,808.24
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	698,425,591.42	698,425,591.42	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	698,608,239.36	698,608,239.36	Ending Certificate Balance	698,425,591.11
Ending Actual Collateral Balance	698,444,367.14	698,444,367.14

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.31)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.31)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.68%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	4,999,999 or less	14	45,473,366.04	6.51%	107	3.8772	2.169201	1.59 or less	14	183,515,205.20	26.28%	104	4.0900	(0.440778)
5,000,000 to 9,999,999		13	91,198,471.29	13.06%	104	3.9704	1.982894	1.60 to 1.69	1	7,100,000.00	1.02%	108	3.7400	1.650000
10,000,000 to 19,999,999		12	177,471,681.79	25.41%	103	3.8301	2.168946	1.70 to 1.79	4	27,745,052.39	3.97%	104	4.1233	1.740019
20,000,000 to 29,999,999		9	209,782,072.30	30.04%	106	3.7840	1.413935	1.80 to 1.89	6	117,424,072.30	16.81%	108	4.0841	1.860266
30,000,000 to 39,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.90 to 1.99	2	33,508,000.00	4.80%	106	4.0581	1.947672
	40,000,000 or greater	3	174,500,000.00	24.98%	91	3.2890	1.560831	2.00 to 2.49	8	100,748,040.55	14.43%	107	3.6582	2.214963
	Totals	51	698,425,591.42	100.00%	101	3.7024	1.765954	2.50 to 2.99	11	117,998,344.47	16.89%	104	3.5336	2.628843
								3.00 to 3.99	4	40,386,876.51	5.78%	93	3.2037	3.095811
								4.00 or greater	1	70,000,000.00	10.02%	71	2.3413	4.460000
								Totals	51	698,425,591.42	100.00%	101	3.7024	1.765954
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	500,714.17	0.07%	101	3.4540	2.530000	Utah	1	21,750,000.00	3.11%	108	3.1700	2.800000
Arizona	1	1,376,214.41	0.20%	101	3.4540	2.530000	Virginia	2	6,255,481.10	0.90%	107	4.0748	1.666417
California	11	110,953,201.96	15.89%	108	3.9877	2.015822	Washington	1	26,000,000.00	3.72%	108	3.6000	2.130000
Connecticut	7	8,199,999.98	1.17%	108	3.5500	2.460000	Wisconsin	5	11,337,137.86	1.62%	105	3.8785	2.116889
Florida	6	69,164,710.30	9.90%	108	3.9088	1.966080	Totals	127	698,425,591.42	100.00%	101	3.7024	1.765954
Georgia	5	15,416,984.30	2.21%	107	3.8407	1.805480
									Property Type³
Illinois	10	14,850,000.00	2.13%	106	3.3500	2.070000
Indiana	3	1,627,681.66	0.23%	104	3.8458	2.148722		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Iowa	1	4,419,618.97	0.63%	108	3.7500	1.320000		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	1	1,325,243.50	0.19%	101	3.4540	2.530000	Industrial	4	38,081,000.00	5.45%	87	3.2566	3.010940
Louisiana	1	7,000,000.00	1.00%	108	3.0500	2.540000	Lodging	3	74,970,149.93	10.73%	102	3.6545	(2.994403)
Maine	2	10,305,462.37	1.48%	107	3.5076	2.556591	Mixed Use	3	58,000,000.00	8.30%	106	3.2786	2.601724
Michigan	4	2,086,808.78	0.30%	101	3.4540	2.530000	Mobile Home Park	2	5,662,117.03	0.81%	107	3.9148	2.393762
Minnesota	1	506,710.75	0.07%	101	3.4540	2.530000	Multi-Family	24	66,573,447.12	9.53%	106	4.0032	1.757121
Mississippi	2	4,715,000.00	0.68%	106	4.0500	1.950000	Office	17	254,417,679.46	36.43%	98	3.5559	2.680851
Nebraska	1	5,550,000.00	0.79%	107	4.3500	1.470000	Other	1	13,285,699.67	1.90%	108	4.3760	1.440000
Nevada	4	82,883,377.03	11.87%	102	3.5901	(2.525855)	Retail	45	77,354,692.67	11.08%	104	3.8976	2.069136
New Jersey	2	20,576,000.00	2.95%	79	3.3671	2.873924	Self Storage	28	110,080,805.49	15.76%	107	4.0401	1.821778
New Mexico	3	6,778,117.03	0.97%	107	3.9371	2.320698	Totals	127	698,425,591.42	100.00%	101	3.7024	1.765954
New York	14	129,808,169.27	18.59%	85	3.0787	3.307294
North Carolina	3	1,786,979.93	0.26%	101	3.4540	2.530000
Ohio	2	4,785,000.00	0.69%	108	3.6218	2.300313
Pennsylvania	15	54,802,736.68	7.85%	106	4.3247	1.771429
South Carolina	1	7,884,000.00	1.13%	108	3.0600	3.010000
Texas	17	65,780,241.32	9.42%	106	4.2809	1.940610

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.24999% or less	6	150,781,000.00	21.59%	86	2.7704	3.579901	12 months or less	28	334,551,336.39	47.90%	106	3.8041	2.191377
	3.25000% to 3.74999%	18	234,150,123.39	33.53%	105	3.5761	0.567039	13 months to 24 months	23	363,874,255.03	52.10%	98	3.6089	1.374814
	3.75000% to 3.99999%	4	34,884,161.48	4.99%	102	3.9261	1.990805	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.24999%	13	170,853,012.50	24.46%	107	4.1121	1.930057	Totals	51	698,425,591.42	100.00%	101	3.7024	1.765954
	4.25000% to 4.49999%	6	61,287,144.12	8.78%	107	4.4016	1.522816
	4.50000% to 4.74999%	1	4,000,000.00	0.57%	107	4.5400	1.830000
	4.75000% or greater	3	42,470,149.93	6.08%	106	4.7885	1.435868
	Totals	51	698,425,591.42	100.00%	101	3.7024	1.765954
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	109 months or less	51	698,425,591.42	100.00%	101	3.7024	1.765954	Interest Only	17	336,009,000.00	48.11%	95	3.3070	1.629139
110 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	355 months or less	34	362,416,591.42	51.89%	107	4.0691	1.892800
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	698,425,591.42	100.00%	101	3.7024	1.765954	Totals	51	698,425,591.42	100.00%	101	3.7024	1.765954
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		15	276,456,728.10	39.58%	97	3.5475	2.534548				None
	12 months or less	36	421,968,863.32	60.42%	104	3.8039	1.262403
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	698,425,591.42	100.00%	101	3.7024	1.765954
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A-4-B	30318665	OF	New York	NY	Actual/360	2.341%	136,575.83	0.00	0.00	N/A	09/06/27	--	70,000,000.00	70,000,000.00	10/06/21
2A1	30318666	OF	Various	Various	Actual/360	4.195%	209,750.00	0.00	0.00	N/A	10/06/30	--	60,000,000.00	60,000,000.00	10/06/21
2A2-A	30318667				Actual/360	4.195%	34,958.33	0.00	0.00	N/A	10/06/30	--	10,000,000.00	10,000,000.00	10/06/21
3A-14-1	30318669	LO	Las Vegas	NV	Actual/360	3.558%	131,942.50	0.00	0.00	03/05/30	03/05/32	--	44,500,000.00	44,500,000.00	10/05/21
3A-16-1	30318670				Actual/360	3.558%	74,125.00	0.00	0.00	03/05/30	03/05/32	--	25,000,000.00	25,000,000.00	10/05/21
4A2	30318671	SS	Various	Various	Actual/360	4.775%	79,583.33	0.00	0.00	N/A	08/06/30	--	20,000,000.00	20,000,000.00	09/06/21
4A3	30318672				Actual/360	4.775%	67,645.83	0.00	0.00	N/A	08/06/30	--	17,000,000.00	17,000,000.00	09/06/21
5	30318673	RT	Various	Various	Actual/360	4.050%	99,927.00	0.00	0.00	N/A	08/06/30	--	29,608,000.00	29,608,000.00	10/06/21
6A2	30318674	OF	Seattle	WA	Actual/360	3.600%	78,000.00	0.00	0.00	N/A	10/01/30	--	26,000,000.00	26,000,000.00	10/01/21
7	30318675	OF	Bridgeville	PA	Actual/360	4.000%	86,000.00	0.00	0.00	N/A	09/06/30	--	25,800,000.00	25,800,000.00	10/06/21
8	30318676	OF	Long Beach	CA	Actual/360	3.988%	71,973.36	32,905.86	0.00	N/A	10/06/30	--	21,656,978.16	21,624,072.30	10/06/21
9	30318677	MU	Park City	UT	Actual/360	3.170%	57,456.25	0.00	0.00	N/A	10/01/30	--	21,750,000.00	21,750,000.00	10/01/21
10A-2-4	30318678	MU	New York	NY	Actual/360	3.160%	52,666.67	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	10/06/21
11	30318679	SS	Miami	FL	Actual/360	3.713%	61,883.33	0.00	0.00	N/A	10/06/30	--	20,000,000.00	20,000,000.00	10/06/21
12	30318680	MF	Various	TX	Actual/360	4.400%	71,179.91	27,720.37	0.00	N/A	08/06/30	--	19,412,702.49	19,384,982.12	10/06/21
13A2	30318681	Various Various		Various	Actual/360	3.454%	55,465.48	0.00	0.00	N/A	03/01/30	--	19,270,000.00	19,270,000.00	10/01/21
14	30318682	IN	Warren	NJ	Actual/360	3.200%	44,082.67	0.00	0.00	N/A	10/06/27	--	16,531,000.00	16,531,000.00	10/06/21
15	30318683	MU	San Francisco	CA	Actual/360	3.570%	48,343.75	0.00	0.00	N/A	10/01/30	--	16,250,000.00	16,250,000.00	10/01/21
16	30318684	IN	Various	Various	Actual/360	3.060%	39,525.00	0.00	0.00	N/A	10/01/30	--	15,500,000.00	15,500,000.00	10/01/21
17	30318685	MF	Chicago	IL	Actual/360	3.350%	41,456.25	0.00	0.00	N/A	08/06/30	--	14,850,000.00	14,850,000.00	10/06/21
18	30318686	98	Brooklyn	NY	Actual/360	4.376%	48,517.42	18,894.05	0.00	N/A	10/06/30	--	13,304,593.72	13,285,699.67	10/06/21
19	30318687	SS	Miami	FL	Actual/360	3.702%	41,339.00	0.00	0.00	N/A	10/06/30	--	13,400,000.00	13,400,000.00	10/06/21
20	30318688	MF	Houston	TX	Actual/360	4.400%	42,166.67	0.00	0.00	N/A	09/06/30	--	11,500,000.00	11,500,000.00	10/06/21
21	30318689	OF	San Diego	CA	Actual/360	3.650%	31,937.50	0.00	0.00	N/A	10/01/30	--	10,500,000.00	10,500,000.00	10/01/21
22	30318690	OF	Plano	TX	Actual/360	4.050%	33,075.00	0.00	0.00	N/A	10/01/30	--	9,800,000.00	9,800,000.00	10/01/21
23	30318691	OF	Newport Beach	CA	Actual/360	4.495%	36,005.35	13,367.51	0.00	N/A	10/06/30	--	9,612,105.51	9,598,738.00	10/06/21
24	30318692	OF	Henderson	NV	Actual/360	4.000%	28,220.71	12,837.01	0.00	N/A	10/06/30	--	8,466,214.04	8,453,377.03	10/06/21
25	30318693	MF	Hartford	CT	Actual/360	3.550%	24,258.33	0.00	0.00	N/A	10/06/30	--	8,200,000.00	8,200,000.00	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	30318694	RT	New York	NY	Actual/360	4.118%	25,737.50	0.00	0.00	N/A	12/06/29	--	7,500,000.00	7,500,000.00	10/06/21
27	30318695	SS	Fort Lauderdale	FL	Actual/360	3.740%	22,128.33	0.00	0.00	N/A	10/06/30	--	7,100,000.00	7,100,000.00	10/06/21
28	30318696	SS	Bossier City	LA	Actual/360	3.050%	17,791.67	0.00	0.00	N/A	10/01/30	--	7,000,000.00	7,000,000.00	10/01/21
29	30318697	SS	Eastanollee	GA	Actual/360	3.600%	18,258.41	9,929.60	0.00	N/A	09/06/30	--	6,086,135.93	6,076,206.33	10/06/21
30	30318698	IN	Glenville	NY	Actual/360	3.915%	19,738.13	0.00	0.00	N/A	10/06/27	--	6,050,000.00	6,050,000.00	10/06/21
31	30318699	MF	Omaha	NE	Actual/360	4.350%	20,118.75	0.00	0.00	N/A	09/06/30	--	5,550,000.00	5,550,000.00	10/06/21
32	30318700	LO	San Angelo	TX	Actual/360	4.880%	22,274.21	7,113.69	0.00	N/A	10/06/30	--	5,477,263.62	5,470,149.93	10/06/21
33	30318701	SS	Atlanta	GA	Actual/360	4.200%	18,900.00	0.00	0.00	N/A	10/06/30	--	5,400,000.00	5,400,000.00	10/06/21
34A-2-A	30317690	RT	Milpitas	CA	Actual/360	3.694%	15,391.67	0.00	0.00	N/A	02/06/30	--	5,000,000.00	5,000,000.00	10/06/21
35	30318703	SS	Las Vegas	NV	Actual/360	3.340%	13,721.83	0.00	0.00	N/A	10/01/30	--	4,930,000.00	4,930,000.00	10/01/21
36	30318704	MF	Cedar Falls	IA	Actual/360	3.750%	13,833.21	7,006.99	0.00	N/A	10/06/30	--	4,426,625.96	4,419,618.97	08/06/21
37	30318705	RT	Katy	TX	Actual/360	4.540%	15,133.33	0.00	0.00	N/A	09/06/30	--	4,000,000.00	4,000,000.00	10/06/21
38	30318706	RT	Newport News	VA	Actual/360	4.120%	13,390.00	0.00	0.00	N/A	09/06/30	--	3,900,000.00	3,900,000.00	10/06/21
39	30318707	RT	Springboro	OH	Actual/360	3.500%	10,864.58	0.00	0.00	N/A	10/01/30	--	3,725,000.00	3,725,000.00	10/01/21
40	30318708	MH	Mesilla Park	NM	Actual/360	3.715%	11,454.58	5,607.30	0.00	N/A	09/06/30	--	3,700,000.00	3,694,392.70	10/06/21
41	30318709	RT	Williamson	NY	Actual/360	4.187%	12,465.23	5,243.91	0.00	N/A	10/06/30	--	3,572,552.22	3,567,308.31	09/06/21
42	30318710	RT	Riverside	CA	Actual/360	3.675%	10,508.75	5,551.70	0.00	N/A	08/06/30	--	3,431,428.21	3,425,876.51	10/06/21
43	30318711	SS	Highland	CA	Actual/360	3.750%	8,734.17	4,464.62	0.00	N/A	08/06/30	--	2,794,934.83	2,790,470.21	10/06/21
44	30318712	MF	Portland	TX	Actual/360	4.137%	9,215.09	4,131.96	0.00	N/A	01/06/30	--	2,672,978.02	2,668,846.06	10/06/21
45	30318713	SS	Portsmouth	VA	Actual/360	4.000%	7,863.58	3,594.39	0.00	N/A	09/06/30	--	2,359,075.49	2,355,481.10	10/06/21
46	30318714	SS	Beeville	TX	Actual/360	3.644%	6,777.66	3,598.36	0.00	N/A	10/06/30	--	2,232,246.21	2,228,647.85	10/06/21
47	30318715	MH	Roswell	NM	Actual/360	4.290%	7,044.77	2,840.92	0.00	N/A	10/06/30	--	1,970,565.25	1,967,724.33	10/06/21
48	30318716	SS	Douglasville	GA	Actual/360	4.035%	6,052.50	0.00	0.00	N/A	10/06/30	--	1,800,000.00	1,800,000.00	10/06/21
Totals							2,155,458.42	164,808.24	0.00				698,590,399.66	698,425,591.42
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-4-B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	0.00	9,477,522.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-A	0.00	9,477,522.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

3A-14-1	(1,496,841,068.00)	(970,120,576.00)	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

3A-16-1	(1,496,841,068.00)	(970,120,576.00)	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	0.00	0.00	--	--	--	0.00	0.00	79,520.83	79,520.83	0.00	0.00
4A3	0.00	0.00	--	--	--	0.00	0.00	67,592.70	67,592.70	0.00	0.00
5	0.00	2,429,002.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	13,943.66	0.00
6A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	2,587,751.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	2,559,089.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	2,113,646.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-2-4	48,047,165.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	1,872,953.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	1,489,480.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	1,613,842.48	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	1,709,980.82	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	25,117.92	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	953,506.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	1,142,979.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	1,150,959.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	810,732.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	761,680.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	0.00	616,826.24	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	577,467.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	610,193.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	708,798.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	393,810.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	976,267.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	369,776.13	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34A-2-A	3,496,821.83	3,561,677.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	554,751.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	707,892.26	01/01/21	06/30/21	--	0.00	0.00	20,777.90	41,661.64	1,357.03	0.00
37	0.00	351,148.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	632,763.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	358,200.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	317,817.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	17,701.70	17,701.70	0.00	0.00
42	0.00	657,303.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	419,456.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	282,472.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	174,382.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	572,447.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	664,367.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	4,988.88	0.00
48	0.00	282,300.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
	(2,942,138,148.22 (1,886,300,376.78
Totals						0.00	0.00	185,593.13	206,476.87	45,407.49	0.00
	))

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	1	4,419,618.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.702426%	3.680266%	101
09/17/21	1	4,426,625.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.702527%	3.680367%	102
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.702619%	3.680458%	103
07/16/21	1	4,439,654.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.702711%	3.680550%	104
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.702811%	3.680649%	105
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.702901%	3.680740%	106
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.703000%	3.680839%	107
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.703091%	3.680929%	108
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.703206%	3.681044%	109
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.703295%	3.681133%	110
12/17/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.703383%	3.681222%	111
11/18/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.703480%	3.681318%	112
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
4A2	30318671	09/06/21	0	B	79,520.83	79,520.83	0.00		20,000,000.00
4A3	30318672	09/06/21	0	B	67,592.70	67,592.70	0.00		17,000,000.00
36	30318704	08/06/21	1	1	20,777.90	41,661.64	1,357.03		4,433,150.78
41	30318709	09/06/21	0	B	17,701.70	17,701.70	0.00		3,572,552.22
Totals					185,593.13	206,476.87	1,357.03		45,005,703.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		698,425,591	694,005,972		4,419,619	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	698,425,591	694,005,972	4,419,619	0	0	0
Sep-21	698,590,400	694,163,774	4,426,626	0	0	0
Aug-21	698,736,650	698,736,650	0	0	0	0
Jul-21	698,882,381	694,442,726	4,439,655	0	0	0
Jun-21	699,040,029	699,040,029	0	0	0	0
May-21	699,184,681	699,184,681	0	0	0	0
Apr-21	699,341,290	699,341,290	0	0	0	0
Mar-21	699,486,195	699,486,195	0	0	0	0
Feb-21	699,665,465	699,665,465	0	0	0	0
Jan-21	699,807,893	699,807,893	0	0	0	0
Dec-20	699,949,815	699,949,815	0	0	0	0
Nov-20	700,103,790	700,103,790	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6.06	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.14	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.35	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	10.55	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			10.55

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28